UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ulysses Partners, L.P.
          ----------------------------------------
Address:  280 Park Avenue, 21st Floor, West Tower
          ----------------------------------------
          New York, New York 10017
          ----------------------------------------

Form 13F File Number:  28-06862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joshua Nash, Member of Joshua Nash LLC
           -----------------------------------------
Title:     General Partner of Ulysses Partners, L.P.
           -----------------------------------------
Phone:     212-455-6200
           -----------------------------------------

Signature, Place, and Date of Signing:

   Joshua Nash               New York, New York                11/11/05
 ----------------           --------------------             ------------
    [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 -0-
                                            ---------------

Form 13F Information Table Entry Total:             26
                                            ---------------

Form 13F Information Table Value Total:     $      111,764  (in thousands)
                                            ---------------



List of Other Included managers:

         NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                      FOR QUARTER ENDED SEPTEMBER 30, 2005

                                                                                 ITEM 5:
                                ITEM 2:            ITEM 3:       ITEM 4:        Shares or
          ITEM 1:               Title of           Cusip          Fair         Principal
      Name of Issuer             Class             Number      Market Value       Amount
-------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                 COM              02209S103      1,474,200      20,000 PUTS
ALTRIA GROUP INC                 COM              02209S103      1,474,200      20,000 SHARES
AMERICAN EXPRESS                 COM              025816109     12,924,000     225,000 SHARES
AMGEN INC                        COM              031162100      1,991,750      25,000 SHARES
AMGEN INC                        COM              031162100      1,991,750      25,000 PUT
ANGLOGOLD ASHANTI LTD        SPONSORED ADR        035128206      1,061,000      25,000 SHARES
APACHE CORP                      COM              037411105      1,504,400      20,000 SHARES
APPLE COMPUTER INC               COM              037833100      2,680,500      50,000 CALL
COMCAST CORP. CL A               CL A             20030N101      4,407,000     150,000 SHARES
GENERAL ELECTRIC                 COM              369604103      1,683,500      50,000 SHARES
INTL GAME TECHNOLOGY             COM              459902102      4,071,600     150,800 SHARES
KFX INC.                         COM              48245L107      1,716,133     100,300 SHARES
MICROSOFT CORP                   COM              594918104      2,573,000     100,000 SHARES
MICROSOFT CORP                   COM              594918104      2,573,000     100,000 PUT
MORGAN STANLEY                   COM NEW          617446448      2,697,000      50,000 SHARES
MOTOROLA                         COM              620076109      1,652,250      75,000 SHARES
MOTOROLA                         COM              620076109      1,872,550      85,000 PUT
NITROMED                         COM              654798503        450,000      25,000 SHARES
PFIZER                           COM              717081103      1,248,500      50,000 CALL
SPIDER TR                      UNIT SER 1         78462F103     47,985,600     390,000 PUT
TELEWEST GLOBAL INC              COM              87956T107      2,811,375     122,500 CALL
TEXAS INSTRUMENTS                COM              882508104        847,500      25,000 SHARES
THOMAS PROPERTIES GROUP          COM              884453101      5,665,595     435,815 SHARES
TIME WARNER INC                  COM              887317105      1,992,100     110,000 SHARES
XEROX CORP                       COM              984121103      1,014,195      74,300 CALL
YORK INTERNATIONAL CORP          COM              986670107      1,401,750      25,000 SHARES

                             ** TABLE CONTINUED **

                                            ITEM 6:                                               ITEM 8:
                                      INVESTMENT DISCRETION                               VOTING AUTHORITY SHARES
                                         (b) Shares                   ITEM 7:
          ITEM 1:                         as Defined  (c) Shared    Managers
      Name of Issuer           (a) Sole   in Instr. V     Other     See Instr.       (a) Sole    (b) Shared    (c) None
------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                    X                                                    X
ALTRIA GROUP INC                    X                                                    X
AMERICAN EXPRESS                    X                                                    X
AMGEN INC                           X                                                    X
AMGEN INC                           X                                                    X
ANGLOGOLD ASHANTI LTD               X                                                    X
APACHE CORP                         X                                                    X
APPLE COMPUTER INC                  X                                                    X
COMCAST CORP. CL A                  X                                                    X
GENERAL ELECTRIC                    X                                                    X
INTL GAME TECHNOLOGY                X                                                    X
KFX INC.                            X                                                    X
MICROSOFT CORP                      X                                                    X
MICROSOFT CORP                      X                                                    X
MORGAN STANLEY                      X                                                    X
MOTOROLA                            X                                                    X
MOTOROLA                            X                                                    X
NITROMED                            X                                                    X
PFIZER                              X                                                    X
SPIDER TR                           X                                                    X
TELEWEST GLOBAL INC                 X                                                    X
TEXAS INSTRUMENTS                   X                                                    X
THOMAS PROPERTIES GROUP             X                                                    X
TIME WARNER INC                     X                                                    X
XEROX CORP                          X                                                    X
YORK INTERNATIONAL CORP             X                                                    X


                              ** TABLE COMPLETE **